FLOW-THROUGH SHARES LIABILITY (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about liability portion of the flow-through shares issuances [Table Text Block]
	Issued in	Issued in
	October	December	Total
	2017	2017
	$	$	$
Balance at January 1, 2017	-	-	-
Liability incurred on flow-through shares issued	21	93	114
Settlement of flow-through share liability on incurring expenditures	(21)	-	(21)
Balance at December 31, 2017	-	93	93